UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2010 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 24.7%
Brady Corporation (Class A)	234,100	$7,285,192
Charles River Laboratories International, Inc.*	115,000	4,520,650
CLARCOR, Inc.	165,300	5,701,197
Copart, Inc.*	184,000	6,550,400
Landauer, Inc.	9,200	600,024
Life Technologies Corporation*	293,700	15,351,699
Manpower Inc.	160,500	9,167,760
ScanSource, Inc.*	452,801	13,031,613
		$62,208,535
PRODUCER DURABLE GOODS — 20.2%
Actuant Corporation (Class A)	238,100	$4,654,855
Franklin Electric Co., Inc.	152,900	4,585,471
Graco Inc.	205,300	6,569,600
HNI Corporation	367,900	9,797,177
IDEX Corporation	191,650	6,343,615
WABCO Holdings Inc.	370,200	11,076,384
Zebra Technologies Corporation (Class A)*	267,700	7,923,920
		$50,951,022
RETAILING — 14.6%
CarMax, Inc.*	580,700	$14,587,184
O’Reilly Automotive, Inc.*	243,500	10,156,385
Signet Jewelers Limited*	374,900	12,124,266
		$36,867,835
HEALTH CARE — 10.7%
Bio-Rad Laboratories, Inc. (Class A)*	79,300	$8,209,136
Lincare Holdings Inc.*	267,300	11,996,424
Varian Medical Systems, Inc.*	28,100	1,554,773
VCA Antech, Inc.*	182,000	5,101,460
		$26,861,793
ENERGY — 9.3%
FMC Technologies, Inc.*	119,200	$7,703,896
Helix Energy Solutions Group, Inc.*	253,500	3,303,105
Noble Corporation	298,300	12,474,906
		$23,481,907
TRANSPORTATION — 7.8%
Heartland Express, Inc.	558,200	$9,210,300
Knight Transportation, Inc.	494,700	10,433,223
		$19,643,523
TECHNOLOGY — 4.6%
Maxim Integrated Products, Inc.	214,700	$4,163,033
Microchip Technology Incorporated	262,000	7,377,920
		$11,540,953

TOTAL COMMON STOCKS — 91.9% (Cost $152,407,649)		$231,555,568

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note — 0.09% 4/1/10	$8,000,000	$8,000,000
Chevron Funding Corporation — 0.15% 4/7/10	7,500,000	7,499,812
General Electric Company — 0.14% 4/15/10	5,167,000	5,166,719
TOTAL SHORT-TERM INVESTMENTS — 8.2% (Cost $20,666,531)		$20,666,531

TOTAL INVESTMENTS — 100.1% (Cost $173,074,180) — Note 2		$252,222,099
Other assets and liabilities, net — (0.1)%		(254,282)
TOTAL NET ASSETS — 100.0%		$251,967,817

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$231,555,568			$231,555,568
Short-Term Investments	—	$20,666,531	—	20,666,531
Total Investments	$231,555,568	$20,666,531	—	$252,222,099

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $155,109,453 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$82,337,921
Gross unrealized depreciation:	(5,891,806)
Net unrealized appreciation:	$76,446,115

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:       May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:       May 21, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       May 21, 2010